united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value

	SHORT-TERM NVESTMENT - 47.00%
	MONEY MARKET FUND - 47.00%
1,273,789	Morgan Stanley Institutional Liquidity Fund - Prime Portfolio, 0.00% +	$ 1,273,789
	TOTAL SHORT-TERM NVESTMENT - (Cost - $1,273,789)

	TOTAL INVESTMENTS - 47.00% - (Cost - $1,273,789)	$ 1,273,789
	SECURITIES SOLD SHORT - (100.53) %	(2,724,202)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 153.53%	4,160,159
	NET ASSETS - 100.00%	$ 2,709,746

	SECURITIES SOLD SHORT - 100.53%
	BANKS - 2.85%
75	NIKE, Inc.	9,223
700	Under Armour, Inc. *	67,746
		76,969
	BANKS - 5.20%
1,015	Citigroup, Inc.	50,354
3,854	Huntington Bancshares, Inc.	40,852
1,800	Zions Bancorporation	49,572
		140,778
	BUILDING MATERIALS - 5.05%
743	Fortune Brands Home & Security, Inc.	35,270
1,463	Masco Corp.	36,838
2,427	USG Corp. *	64,607
		136,715
	CHEMICALS - 1.95%
348	Monsanto Co.	29,698
323	Valspar Corp.	23,217
		52,915
	COMMERCIAL SERVICES - 1.03%
238	Towers Watson & Co.	27,936

	COSMETICS - 1.14%
383	Estee Lauder Cos, Inc.	30,900

	DISTRIBUTION/WHOLESALE - 5.92%
2,116	Fastenal Co.	77,467
834	HD Supply Holdings, Inc. *	23,869
275	WW Grainger, Inc.	59,128
		160,464
	DIVERSIFIED FINANCIAL SERVICES - 2.75%
2,290	E*Trade Financial Corp. *	60,296
700	Santander Consumer USA Holdings, Inc. *	14,294
		74,590
	ENVIRONMENTAL CONTROL - 1.54%
300	Stericycle, Inc. *	41,793

	FOOD - 9.82%
200	Hain Celestial Group, Inc. *	10,320
829	Hormel Foods Corp.	52,484
733	JM Smucker Co.	83,628
1,060	Kroger Co.	38,234
2,089	Sysco Corp.	81,408
		266,074
	HEALTHCARE PRODUCTS - 5.33%
1,364	DENTSPLY International, Inc.	68,977
808	Sirona Dental Systems, Inc. *	75,419
		144,396
	HEALTHCARE SERVICES - 1.19%
200	Laboratory Corp of America Holdings *	21,694
170	Quest Diagnostics, Inc.	10,450
		32,144

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value

	HOME BUILDERS - 2.79%
23	NVR, Inc. *	$ 35,080
2,148	PulteGroup, Inc.	40,533
		75,613
	HOUSEHOLD PRODUCTS/WARES - 2.35%
552	Clorox Co.	63,773

	INTERNET - 2.08%
2,900	Symantec Corp	56,463

	LEISURE TIME - 6.82%
984	Brunswick Corp.	47,124
1,523	Harley Davidson, Inc.	83,613
450	Polaris Industries, Inc.	53,942
		184,679
	MINING - 0.93%
9,100	Glencore PLC	25,116

	OIL & GAS - 1.90%
233	Anadarko Petroleum Corp.	14,071
515	EOG Resources, Inc.	37,492
		51,563
	REITS - 1.47%
578	Taubman Centers, Inc.	39,928

	RETAIL - 16.96%
1,263	Best Buy Co., Inc.	46,883
1,164	Coach, Inc.	33,675
342	Costco Wholesale Corp.	49,443
888	Dollar General Corp.	64,327
1,705	Dunkin' Brands Group, Inc.	83,545
790	Nordstrom, Inc.	56,651
850	Tractor Supply Co.	71,672
700	Williams-Sonoma, Inc.	53,445
		459,641
	SEMICONDUCTORS - 6.86%
2,444	NVIDIA Corp.	60,245
	QUALCOMM, Inc.	75,222
3,744	Skyworks Solutions, Inc.	50,526
		185,993
	SOFTWARE - 7.10%
1,575	Activision Blizzard, Inc.	48,651
1,039	Check Point Software Techonologies Ltd. *	82,424
700	Oracle Corp.	25,284
1,460	Rackspace Hosting, Inc. *	36,033
		192,392
	TELECOMMUNICATIONS - 3.67%
1,537	Cisco Systems, Inc.	40,346
15,400	Sprint Corp. *	59,136
		99,482
	TEXTILES - 1.31%
196	Mohawk Industries, Inc. *	35,631

	TRANSPORTATION - 2.52%
1,007	CH Robinson Worldwide, Inc.	68,254

	TOTAL SECURITIES SOLD SHORT (Proceeds- $2,779,609)	2,724,202

* Non-Income producing security.
+ Variable rate security - interest rate is as of September 30, 2015.
REITS - Real Estate Investment Trusts
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities held short, is 1,457,668 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 88,456
	Unrealized depreciation	(81,201)
	Net unrealized appreciation	$ 7,255

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Security Valuation – The Fund’s securities, including securities sold short, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 1,273,789	$ -	$ -	$ 1,273,789
Total	$ 1,273,789	$ -	$ -	$ 1,273,789
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 2,724,202	$ -	$ -	$ 2,724,202
Total	$ 2,724,202	$ -	$ -	$ 2,724,202
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
* See Portfolio of Investments for industry classification.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Amounts reflected as deposits for short sales in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral for short sales.

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the Morgan Stanley Institutional Liquidity Fund - Prime Portfolio, (“Morgan Stanley”). The Fund may redeem its investment from Morgan Stanley at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Morgan Stanley. The financial statements of Morgan Stanley including the portfolio of investments, can be found at www.morganstanley.com or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015 the percentage of the Fund’s net assets invested in Morgan Stanley was 47.01%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ James P. Ash

James P. Ash, Executive Officer

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Executive Officer

Date 11/25/15

By

*/s/ Brian Curley

Brian Curley, Financial Officer

Date 11/25/15